Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents
Cash and cash equivalents are comprised of the following:

(In thousand Euros)	June 30, 2023	December 31, 2022
Cash	3	3
Bank and other credit institutions	37,355	18,873
Bank and other credit institutions, foreign currency	68,015	63,623
Other cash equivalents	181	809

Total	105,554	83,308

Disclosure Of Details of cash at banks and other credit institutions, foreign currency, Geographical Areas
Details of cash at banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	June 30, 2023	December 31, 2022
USD	64,974	63,109
GBP	2,201	237
NOK	112	44
SEK	360	125
DKK	320	108
AUD	48	—

Total	68,015	63,623